Income Taxes - Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Income Taxes [Line Items]
Income tax expense (benefit) from continuing operations	$ 5,592	$ 4,653	$ (88)
Income tax expense (benefit) from discontinued operations	(2)	(504)	(41)
Total income tax expense (benefit)	$ 5,590	$ 4,149	$ (129)